SUPPLEMENT DATED JULY 10, 2009

TO

PROSPECTUSES DATED MAY 1, 2009
FOR SUN PRIME VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the AllianceBernstein Wealth Appreciation Strategy Portfolio available under your Policy.

At a meeting of the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc. held on May 5-7, 2009, the Board approved the liquidation and termination of the AllianceBernstein Wealth Appreciation Strategy Portfolio (the “Portfolio”).  Shareholders of the Portfolio are encouraged to find a suitable replacement investment option for any assets they have invested in the Portfolio before the liquidation and termination of the Portfolio. You may choose among a number of Variable Sub-Accounts and a Fixed Account.  The Variable Sub-Accounts invest in shares of the following Funds1:

ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	AIM V.I. Core Equity Fund (Series I)
BlackRock Global Allocation V.I. Fund (Class III)	Columbia Marsico 21st Century Fund, Variable Series – Class B
Fidelity VIP Balanced Portfolio (Service Class 2)	Fidelity VIP Contrafund® Portfolio (Service Class 2)
Franklin Income Securities Fund (Class 2)	Fidelity VIP Index 500 Portfolio (Service Class 2)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	Mutual Shares Securities Fund (Class 2)
MFS® Total Return Portfolio (Service Class)	M Fund, Inc. – Business Opportunity Value[3]
SCSM Ibbotson Balanced Fund (Initial Class)[2]	M Fund, Inc. – Turner Core Growth[3]
SCSM Ibbotson Growth Fund (Initial Class)[2]	MFS® Value Portfolio (Service Class)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	Oppenheimer Capital Appreciation Fund/VA (Service Shares)
The Universal Institutional Funds, Inc. Equity & Income Portfolio (Class II Shares)	SCSM Davis Venture Value Fund (Initial Class)
EMERGING MARKETS BOND	SCSM WMC Large Cap Growth Fund (Initial Class)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	SCSM Lord Abbett Growth and Income Fund (Initial Class)
EMERGING MARKETS EQUITY	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
MFS® Emerging Markets Equity Portfolio (Service Class)	Van Kampen Life Investment Trust Comstock Portfolio (Class 2 Shares)
HIGH YIELD BOND	REAL ESTATE EQUITY
SCSM PIMCO High Yield Fund (Initial Class)	Sun Capital Global Real Estate Fund (Initial Class)
INFLATION-PROTECTED BOND	SHORT TERM BOND
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
INTERMEDIATE TERM BOND	SMALL CAP EQUITY
MFS® Bond Portfolio (Service Class)	DWS Small Cap Index VIP (Class B)
MFS® Government Securities Portfolio (Service Class)	Franklin Small Cap Value Securities Fund (Class 2)
SCSM PIMCO Total Return Fund (Initial Class)	M Fund, Inc. – Frontier Capital Appreciation[3]
Sun Capital Investment Grade Bond Fund® (Initial Class)	SCSM AIM Small Cap Growth Fund (Initial Class)
INTERNATIONAL/GLOBAL EQUITY	SCSM Dreman Small Cap Value Fund (Initial Class)
AIM V.I. International Growth Fund (Series I)	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
M Fund, Inc. – Brandes International Equity[3]	SPECIALTY/SECTOR EQUITY
MFS® International Growth Portfolio (Service Class)	MFS® Utilities Portfolio (Service Class)
MFS® Research International Portfolio (Service Class)	SPECIALTY/SECTOR COMMODITY
Oppenheimer Global Securities Fund/VA (Service Shares)	PIMCO Commodity RealReturn Strategy Portfolio (Administrative Class)
SCSM AllianceBernstein International Value Fund (Initial Class)	TARGET DATE
Templeton Growth Securities Fund (Class 2)	Fidelity VIP Freedom 2015 Portfolio (Service Class 2)[2]
INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY	Fidelity VIP Freedom 2020 Portfolio (Service Class 2)[2]
First Eagle Overseas Variable Fund[3]	Fidelity VIP Freedom 2030 Portfolio (Service Class 2)[2]
MID CAP EQUITY	MONEY MARKET
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Sun Capital Money Market Fund® (Initial Class)
SCSM WMC Blue Chip Mid Cap Fund (Initial Class)	MULTI SECTOR BOND
SCSM Goldman Sachs Mid-Cap Value Fund (Initial Class)	Franklin Strategic Income Securities Fund (Class 2)
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)
The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (Class II Shares)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3These Funds do not have different share classes.

Additional copies of any Fund prospectuses may be obtained by calling 1-866-702-6998 or visiting www.sunlifeusa.com.

Effective immediately, transfers of Account Value out of the AllianceBernstein Wealth Appreciation Strategy Portfolio to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year, provided that no subsequent transfers are made back into the AllianceBernstein Wealth Appreciation Strategy Portfolio.

As of the close of business on September 25, 2009 (the "Liquidation Date"), any Account Value remaining in the AllianceBernstein Wealth Appreciation Strategy Portfolio will automatically be transferred to the Money Market investment option available under your Policy.

Any portfolio rebalancing or dollar cost averaging investment programs in which you participate on the Liquidation Date will continue.  If an alternative investment option had not previously been selected to replace the AllianceBernstein Wealth Appreciation Strategy Portfolio, the Money Market investment option available under your Policy will be the investment option used.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.